Shareholder Report, Holdings (Details) - NORTHEAST INVESTORS TRUST	Sep. 30, 2025
Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Electric Utility
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Tobacco
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Food & Beverage
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Building Products
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Industrial Service / Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Energy / Natural Resources
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	79.90%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.10%
GDP-Linked Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Net Other Assets (Liabilities)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Homer City Holdings, LLC
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pyxus Holdco, Inc. 8.5%, 12/31/27
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Spirit Aerosystems, Inc. 9.375%, 11/30/29
Holdings [Line Items]
Percent of Net Asset Value	4.00%
KB Home 7.25%, 7/15/30
Holdings [Line Items]
Percent of Net Asset Value	3.90%
XPO Logistics, Inc. 6.25%, 6/1/28
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fair Isaac Corp. 5.25%, 5/15/26
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SS&C Technologies 5.5%, 9/30/27
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pitney Bowes, Inc. 6.875%, 3/15/27
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Comstock Resources, Inc. 6.75%, 7/15/27
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Performance Food Group 5.5%, 10/15/27
Holdings [Line Items]
Percent of Net Asset Value	3.80%